Taxes (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%
Taxable income (in Yuan Renminbi) | ¥		¥ 3
Reduced income tax, percentage	15.00%	15.00%
Income tax provision (benefit) (in Dollars)
VAT rate	13.00%	13.00%
Taxes payable (in Dollars)	$ 0.3		$ 0.2
High and New Technology Enterprises [Member]
Taxes [Line Items]
Percentage of income tax rate	15.00%	15.00%
PRC [Member]
Taxes [Line Items]
Percentage of income tax rate	5.00%	5.00%	5.00%